Revenue - Schedule of Revenue Derived from Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation Of Revenue [Line Items]
Revenue	$ 1,820.7	$ 1,697.4	$ 1,646.6
COSCO
Disaggregation Of Revenue [Line Items]
Revenue	379.3	454.8	492.2
ONE
Disaggregation Of Revenue [Line Items]
Revenue	379.1	254.3	255.2
Yang Ming Marine
Disaggregation Of Revenue [Line Items]
Revenue	236.0	241.7	249.9
ZIM
Disaggregation Of Revenue [Line Items]
Revenue	189.2	65.8	19.9
Other
Disaggregation Of Revenue [Line Items]
Revenue	$ 637.1	$ 680.8	$ 629.4